Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Carrying Value of Long Term Debt Instruments
(a) Carrying value of long-term debt instruments

As at December 31,	Issue date	Maturity date	Par value	2020	2019
3.050 % Senior notes (1),(2)	August 27, 2020	August 27, 2060	US$ 1,155	$1,460	$–
4.70 % Senior notes (1)	June 23, 2016	June 23, 2046	US$ 1,000	1,265	1,290
5.375 % Senior notes (1)	March 4, 2016	March 4, 2046	US$ 750	943	962
2.396 % Senior notes (3)	June 1, 2020	June 1, 2027	US$ 200	254	–
2.484 % Senior notes (1),(3)	May 19, 2020	May 19, 2027	US$ 500	632	–
3.527 % Senior notes (1)	December 2, 2016	December 2, 2026	US$ 270	343	350
4.150 % Senior notes (1)	March 4, 2016	March 4, 2026	US$ 1,000	1,267	1,292
4.90 % Senior notes (4)	September 17, 2010	September 17, 2020	US$ 500	–	649
Total				$6,164	$4,543

(1)
These U.S. dollar senior notes have been designated as hedges of the Company’s net investment in its U.S. operations which reduces the earnings volatility that would otherwise arise from the re-measurement
of these senior notes into Canadian dollars.

(2)
Issued by MFC during the year, interest is payable semi-annually. The senior notes may be redeemed at the option of MFC in whole, but not in part, on August 27, 2025, and thereafter on every August 27 at a redemption price equal to par, together with accrued and unpaid interest.

(3)
Issued by MFC during the year, interest is payable semi-annually. The senior notes may be redeemed in whole or in part at the option of MFC at any time, at a redemption price equal to the greater of par and a price based on the yield of a corresponding U.S. Treasury bond plus 30 basis points.

(4)	The 4.90% senior notes matured on September 17, 2020 .

Aggregate Maturities of Long-term Debt	(c) Aggregate maturities of long-term debt

As at December 31	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2020	$–	$–	$–	$6,164	$6,164
2019	649	–	–	3,894	4,543